Statutory Reserves (Details) - Schedule of maximum statutory reserve amount - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Shanghai TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital	$ 29,800,000
Maximum Statutory Reserve Amount	14,900,000
Xian Tch [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital	202,000,000
Maximum Statutory Reserve Amount	101,000,000
Erdos TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital	120,000,000
Maximum Statutory Reserve Amount	60,000,000
Xi’an Zhonghong [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital	30,000,000
Maximum Statutory Reserve Amount	$ 15,000,000
Statutory reserve	Did not accrue yet due to accumulated deficit	Did not accrue yet due to accumulated deficit
Shaanxi Huahong [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital	$ 2,500,300
Maximum Statutory Reserve Amount	$ 1,250,150
Statutory reserve	Did not accrue yet due to accumulated deficit	Did not accrue yet due to accumulated deficit
Zhongxun [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Registered Capital	$ 35,000,000
Maximum Statutory Reserve Amount	$ 17,500,000
Statutory reserve	Did not accrue yet due to accumulated deficit	Did not accrue yet due to accumulated deficit
Minimum [Member] | Shanghai TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve	6,564,303	6,564,303
Minimum [Member] | Xian Tch [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve	73,806,273	73,700,706
Minimum [Member] | Erdos TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve	19,035,814	19,035,814
Maximum [Member] | Shanghai TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve	($1,003,859)	($1,003,859)
Maximum [Member] | Xian Tch [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve	($11,252,626)	($11,236,314)
Maximum [Member] | Erdos TCH [Member]
Statutory Reserves (Details) - Schedule of maximum statutory reserve amount [Line Items]
Statutory reserve	($2,914,869)	($2,914,869)